General (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 item	Dec. 31, 2012 item
General
Number of periods for which consolidated results of operations and cash flows are presented		2
Number of separately managed business units	2	2
EmCare
General
Number of contracts entered into by the entity		604
Number of states in which the entity operates		44
AMR
General
Number of states in which the entity operates		40